TWO ROADS SHARED TRUST

Anfield Universal Fixed Income ETF

(AFIF)

Incorporated herein by reference is the supplement to the Prospectus for the Anfield Universal Fixed Income ETF filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 3, 2019 (SEC Accession No. 0001580642-19-004573).